UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS
Address    4208 SIX FORKS ROAD, SUITE 170
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denise M. Buchanan        Raleigh, North Carolina       Feburary 14, 2012
-----------------------       -----------------------       -----------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      119
Form 13F Information Table Value Total:      384,811   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ALLIANCEBERNSTEIN INCOME FUND  ETF              01881E101       42      5142 SH                                0        0        0
ISHARES MSCI ACWI INDEX MSCI A ETF              464288257      499     10372 SH                                0        0        0
ALLIANCEBERNSTEIN NATL MUNI IN ETF              01864U106       21      1347 SH                                0        0        0
ISHARES TR BARCLY USAGG B      ETF              464287226   109493    985717 SH                                0        0        0
JPMORGAN CHASE & CO ALERIAN ML ETF              46625H365     1201     31222 SH                                0        0        0
ALPS ETF TR ALERIAN MLP ETF    ETF              00162Q866       49      3055 SH                                0        0        0
BABSON CAP GLOBAL SHORT DURATI ETF              05617T100       95      4000 SH                                0        0        0
MARKET VECTORS ETF TR GAMING E ETF              57060U829      145      4084 SH                                0        0        0
VANGUARD TOTAL BOND MARKET ETF ETF              921937835       21       250 SH                                0        0        0
CLAYMORE S&P GLOBAL WATER ETF  ETF              18383Q507        1        26 SH                                0        0        0
CALAMOS CONV OPP AND INC FD SH ETF              128117108       90      7531 SH                                0        0        0
ISHARES TR BARCLYS INTER CR    ETF              464288638        6        50 SH                                0        0        0
ISHARES TR BARCLYS 1-3YR CR    ETF              464288646       96       911 SH                                0        0        0
SPDR INDEX SHS FDS MSCI ACWI E ETF              78463X848      528     16393 SH                                0        0        0
POWERSHS DB MULTI SECT COMM TR ETF              73936B408       16       560 SH                                0        0        0
POWERSHARES DB CMDTY IDX TRACK ETF              73935S105       57      2038 SH                                0        0        0
DOUBLELINE OPPORTUNISTIC CR FD ETF              258623107      192      7095 SH                                0        0        0
WISDOM TREE EMERG MKTS         ETF              97717W315      136      2375 SH                                0        0        0
BARCLAYS BK PLC IPATH INDEX LK ETF              06738C778     1787     43214 SH                                0        0        0
ISHARES TR DJ SEL DIV INX      ETF              464287168     1458     25475 SH                                0        0        0
ISHARES TR MSCI EMERG MKT      ETF              464287234     3335     75196 SH                                0        0        0
ISHARES TR MSCI EAFE INDEX     ETF              464287465    16414    288673 SH                                0        0        0
EATON VANCE FLTING RATE INC TR ETF              278279104       60      3500 SH                                0        0        0
ISHARES JP MRGN E/M ETF        ETF              464288281       28       226 SH                                0        0        0
EATON VANCE ENH EQTY INC FD II ETF              278277108       44      4225 SH                                0        0        0
EATON VANCE MUNI TR NATL       ETF              27826U108       28      2000 SH                                0        0        0
ISHARES MSCI GERMANY INDEX FD  ETF              464286806        1        30 SH                                0        0        0
ISHARES INC MSCI HONG KONG     ETF              464286871        4       200 SH                                0        0        0
ISHARES INC MSCI JAPAN         ETF              464286848      570     58446 SH                                0        0        0
ISHARES MSCI MSCI S KOREA  IND ETF              464286772        1        19 SH                                0        0        0
MARKET VECTOR GOLD MINERS      ETF              57060U100      193      4160 SH                                0        0        0
GUGGENHEIM ENHANCED EQUITY STR ETF              40167K100        4       231 SH                                0        0        0
GAMCO GLOBAL GOLD NAT RES & IN ETF              36465A109       49      3832 SH                                0        0        0
SPDR GOLD TRUST SPDR GOLD SHAR ETF              78463V107     1457      8994 SH                                0        0        0
GUGGENHEIM STRATEGIC OPPORTUNI ETF              40167F101       14       650 SH                                0        0        0
ISHARES GSCI COMMODITY INDEX U ETF              46428R107     1332     40625 SH                                0        0        0
HANCOCK JOHN PFD INCOME FD SH  ETF              41013W108       44      2030 SH                                0        0        0
ISHARES TR HIGH YLD CORP       ETF              464288513      863      9247 SH                                0        0        0
ISHARES COMEX GOLD TR ISHARES  ETF              464285105       73      4503 SH                                0        0        0
ISHARES TR NASDAQ BIO INDEX    ETF              464287556        4        30 SH                                0        0        0
I-SHARES TR COHEN & STEERS REA ETF              464287564       50       640 SH                                0        0        0
ISHARES TR S&P MIDCAP 400 INDE ETF              464287507       81       792 SH                                0        0        0
ISHARES S&P MIDCAP 400 GRTH FD ETF              464287606        8        70 SH                                0        0        0
ISHARES TR S&P SMLCAP 600      ETF              464287804       68       868 SH                                0        0        0
ISHARE S&P S/C 600 GRW         ETF              464287887        7        84 SH                                0        0        0
ISHARES TR S&P 500 /BAR VAL    ETF              464287408        7       106 SH                                0        0        0
VANGUARD ADMIRAL FDS INC S&P M ETF              921932885       13       187 SH                                0        0        0
ISHARES TRUST S&P 500 S&P 500  ETF              464287200      616      4304 SH                                0        0        0
ISHARES TR S&P500 GRW          ETF              464287309        9       124 SH                                0        0        0
ISHARES TR RUSSELL 1000        ETF              464287622     2447     30912 SH                                0        0        0
ISHARES TR RUSSELL1000VAL      ETF              464287598      452      6209 SH                                0        0        0
ISHARES TR RUSSELL1000GRW      ETF              464287614      283      4316 SH                                0        0        0
ISHARES TR RUSSELL 2000        ETF              464287655     2484     29465 SH                                0        0        0
ISHARES TR RUSL 2000 VALU      ETF              464287630       32       425 SH                                0        0        0
ISHARES TR RUSL 2000 GROW      ETF              464287648       22       235 SH                                0        0        0
ISHARES TR RUSSELL MIDCAP      ETF              464287499     1946     17210 SH                                0        0        0
ISHARES TR RUSSELL MCP VL      ETF              464287473        8       159 SH                                0        0        0
ISHARES TR RUSSELL 3000        ETF              464287689     6956     82143 SH                                0        0        0
ISHARES TR DJ US REAL EST      ETF              464287739    32424    501381 SH                                0        0        0
ISHARE MORNINGSTAR LRG GROWTH  ETF              464287119      153      2000 SH                                0        0        0
NUVEEN MTG OPPTNTY TERM FD COM ETF              670735109      136      5000 SH                                0        0        0
NUVEEN ENERGY MLP TOTAL RETURN ETF              67074U103       76      4322 SH                                0        0        0
SPDR SERIES TRUST BRCLYS YLD E ETF              78464A417    12670    311220 SH                                0        0        0
NUVEEN QUALITY PFD INCOME FD 2 ETF              67072C105      161     17016 SH                                0        0        0
ISHARES TR IBOXX INV CPBD      ETF              464287242     6953     57465 SH                                0        0        0
SPDR S&P MIDCAP 400 ETF TR SER ETF              78467Y107     3397     18293 SH                                0        0        0
BLACKROCK MUNIYIELD QUALITY FD ETF              09254F100       56      3190 SH                                0        0        0
ISHARES TRUST S&P NATL AMT FRE ETF              464288414      290      2623 SH                                0        0        0
NFJ DIVID INT & PREM STRTGY FD ETF              65337H109      220     14074 SH                                0        0        0
NUVEEN INSD MUN OPPORTUNITY FD ETF              670984103       14       912 SH                                0        0        0
MARKET VECTORS NUCLR ETF       ETF              57060U704       58      4185 SH                                0        0        0
NUVEEN N C PREM INCOME MUN FD  ETF              67060P100      636     42091 SH                                0        0        0
NUVEEN PREM INCOME MUN FD 2 CO ETF              67063W102      142      9367 SH                                0        0        0
NUVEEN PREM INCOME MUN FD 4 CO ETF              6706K4105       14      1018 SH                                0        0        0
NUVEEN INSD PREM INCOME MUN 2  ETF              6706D8104        9       626 SH                                0        0        0
NUVEEN INSD QUALITY MUN FD INC ETF              67062N103      141      9415 SH                                0        0        0
NUVEEN SELECT QUALITY MUN FD C ETF              670973106      327     20653 SH                                0        0        0
NUVEEN MUNI VALUE FD COM       ETF              670928100      130     12730 SH                                0        0        0
NUVEEN NEW JERSEY DIVID ADVANT ETF              67069Y102      165     10730 SH                                0        0        0
BARCLAYS BK PLC IPSP CROIL ETN ETF              06738C786       24      1115 SH                                0        0        0
POWERSHARES GLOBAL EXCH TRD FD ETF              73936T573       22       694 SH                                0        0        0
ISHARES S&P U S PFD FUND S&P U ETF              464288687     2765     69778 SH                                0        0        0
PIMCO FLOATING RATE INCOME FD  ETF              72201H108      170     13307 SH                                0        0        0
ING PRIME RATE TR SH BEN INT   ETF              44977W106        8      1324 SH                                0        0        0
POWERSHARES ETF TR LISTED PRIV ETF              73935X195     6819    673800 SH                                0        0        0
SHORT QQQ PROSHARES NON-TRADIT ETF              74347R602       10       402 SH                                0        0        0
PIMCO CORPORATE OPP FD COM     ETF              72201B101      183      9437 SH                                0        0        0
POWERSHS EXCH TRAD FD TR INSUR ETF              73936T474      233      9063 SH                                0        0        0
INDEX IQ TR IQ ETF HEDGE MFCE  ETF              45409B107       22       800 SH                                0        0        0
ROYCE VALUE TR INC COM         ETF              780910105      108      8075 SH                                0        0        0
SPDR DJ WILSHIRE INTL REAL EST ETF              78463X863       29       693 SH                                0        0        0
SPDR SER TR S&P DIVID ETF      ETF              78464A763      651     11189 SH                                0        0        0
SPDR SERIES TRUST NUVN BR SHT  ETF              78464A425      873     35905 SH                                0        0        0
I SHARES SILVER TRUST          ETF              46428Q109      137      4672 SH                                0        0        0
POWERSHARES EXCHANGE-TRADED FD ETF              73937B779      210      7600 SH                                0        0        0
SPDR S&P 500 ETF TRUST         ETF              78462F103   125885    883961 SH                                0        0        0
SPDR BARCLAYS CAPITAL MUNICIPA ETF              78464A458      766     31581 SH                                0        0        0
I-SHARES TR US TIPS BD FD      ETF              464287176    25324    208578 SH                                0        0        0
ISHARES TR BARCLYS 20+ YR      ETF              464287432     3130     25831 SH                                0        0        0
TORTOISE ENERGY INFRSTRCTR CP  ETF              89147L100        2        43 SH                                0        0        0
UNITED STATES OIL FUND LP UNIT ETF              91232N108      173      5180 SH                                0        0        0
VANGUARD INDEX FDS SML CP GRW  ETF              922908595      534      6000 SH                                0        0        0
VANGUARD INDEX FDS SM CP VAL E ETF              922908611       19       263 SH                                0        0        0
VANGUARD ENERGY ETF            ETF              92204A306       15       150 SH                                0        0        0
VANGUARD EUROPE PACIFIC ETF    ETF              921943858       14       400 SH                                0        0        0
VANGUARD INTL EQUITY INDEX FDS ETF              922042874      431      8818 SH                                0        0        0
VANGUARD DIVIDEND APPRECIATION ETF              921908844       91      1520 SH                                0        0        0
VANGUARD ADMIRAL FDS INC S&P S ETF              921932828        8       112 SH                                0        0        0
VANGUARD INDEX FDS REIT ETF    ETF              922908553      890     13518 SH                                0        0        0
VANGUARD INDEX FDS S&P 500 ETF ETF              922908413       21       318 SH                                0        0        0
VANGUARD INDEX FDS MCAP GR IDX ETF              922908538      321      4674 SH                                0        0        0
VANGUARD INTL EQUITY INDEX FDS ETF              922042742       99      2000 SH                                0        0        0
VANGUARD INDEX FDS STK MRK ETF ETF              922908769      231      3146 SH                                0        0        0
VANGUARD INTL EQUITY INDEX FD  ETF              922042858       72      1615 SH                                0        0        0
VANGUARD WHITEHALL FDS HIGH DI ETF              921946406      291      5900 SH                                0        0        0
SELECT SECTOR SPDR TR MATLS    ETF              81369Y100        9       245 SH                                0        0        0
SELECT SECTOR SPDR TR SBI INT- ETF              81369Y506       72      1008 SH                                0        0        0
INDUSTRIAL SECTOR SPDR         ETF              81369Y704        2        50 SH                                0        0        0
SELECT SECTOR SPDR TR CONSUMER ETF              81369Y308       35      1000 SH                                0        0        0